Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Summary of Cash and Cash Equivalents

	As at March 31,
	2024		2025		2026
Cash and bank balances	₹	60,648	₹	74,456	₹	96,145
Demand deposits with banks (1)		36,305		47,518		9,410
	₹	96,953	₹	121,974	₹	105,555

(1)
These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.

Summary of Cash and Cash Equivalents for the Purpose of the Consolidated Cash Flow Statement

Cash and cash equivalents consist of the following for the purpose of the consolidated statement of cash flows:

	As at March 31,
	2024		2025		2026
Cash and cash equivalents	₹	96,953	₹	121,974	₹	105,555
Bank overdrafts		(2)	^			-
	₹	96,951	₹	121,974	₹	105,555

^ Value is less than 0.5